July 5, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Rimrock Funds Trust (File Nos. 333-228758 and 811-23396)

Ladies and Gentlemen:

On behalf of our client, Rimrock Funds Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter certifying that the forms of Prospectus and Statement of Additional Information dated June 28, 2019 for the Trust’s Rimrock Core Bond Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Pre-Effective Amendment No. 2, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001615774-19-009696) on June 27, 2019.

Please do not hesitate to contact the undersigned at 215.963.4969 should you have any questions.

Very truly yours,

/s/ John J. O’Brien

John J. O’Brien

Morgan, Lewis & Bockius LLP

1701 Market Street
Philadelphia, PA 19103-2921	+1.215.963.5000
United States	+1.215.963.5001